ING Life Insurance and Annuity Company
and its
Variable Annuity Account C

ING MAP Plus NPSM

Supplement dated July 6, 2011 to the Contract Prospectus and
Contract Prospectus Summary, each dated April 29, 2011

The following information updates and amends certain information contained in your variable annuity
Contract Prospectus and Contract Prospectus Summary. Please read it carefully and keep it with your current Contract Prospectus and Contract Prospectus Summary for future reference.

Important Information regarding the ING Janus Contrarian Portfolio

Effective July 1, 2011, the ING Janus Contrarian Portfolio changed its name to ING Core Growth and
Income Portfolio. Accordingly, all references to ING Janus Contrarian Portfolio appearing in the Contract
Prospectus and Contract Prospectus Summary are deleted and replaced with ING Core Growth and
Income Portfolio.

In addition, the ING Janus Contrarian Portfolio’s investment objective appearing in Appendix IV –
Fund Descriptions in the Contract Prospectus and Appendix V – Availability of Certain Funds in the
Contract Prospectus Summary is deleted and replaced with the following:
· Prior to September 15, 2011, the Portfolio seeks capital appreciation.
· Effective September 15, 2011, the Portfolio seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Beginning July 1, 2011 through July 20, 2011, a transition manager will begin transitioning the
Portfolio’s securities to align the Portfolio with its new investment objective and strategies. Effective on or about July 21, 2011, ING Investment Management Co. will become the subadviser for the Portfolio.
Appendix IV – Fund Descriptions in the Contract Prospectus and Appendix V – Availability of Certain
Funds in the Contract Prospectus Summary are revised accordingly.

Important Information regarding the ING Value Choice Fund

Effective at the close of business on July 29, 2011, the ING Value Choice Fund (Class A) will be closed to new investments except for investments by: (1) existing shareholders of record as of July 29, 2011; and
(2) retirement plans that purchase shares prior to October 31, 2011.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) ING Life Insurance and Annuity Company. Securities are distributed by ING Financial Advisers,
LLC (member SIPC), One Orange Way, Windsor, CT 06095. Securities may also be distributed through other broker-dealers with which ING Financial Advisers, LLC has selling agreements.

X.109860-11	July 2011